Taxes (Details 3) - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Temporary differences	R$ 56,033
Temporary differences, percentage	100.00%
Deferred tax assets Tax loss /social contribution loss Carryforwards	R$ 2,496
Deferred tax assets Tax loss /social contribution loss Carryforwards, percentage	100.00%
Deferred tax assets	R$ 58,529	R$ 55,320	R$ 61,623
Deferred tax assets, percentage	100.00%
Deferred tax liabilities	R$ (7,405)
Deferred tax liabilities, percentage	100.00%
Net deferred taxes	R$ 51,124
Net deferred taxes,percentage	100.00%
Present value of temporary differences	R$ 48,792
Present value of tax loss /social contribution loss carryforwards	2,334
Present value of deferred tax assets	51,126
Present value of deferred tax liabilities	(5,594)
Present value of net deferred taxes	45,532
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Temporary differences	R$ 13,634
Temporary differences, percentage	24.30%
Deferred tax assets Tax loss /social contribution loss Carryforwards	R$ 1,473
Deferred tax assets Tax loss /social contribution loss Carryforwards, percentage	59.00%
Deferred tax assets	R$ 15,107
Deferred tax assets, percentage	25.80%
Deferred tax liabilities	R$ (415)
Deferred tax liabilities, percentage	5.60%
Net deferred taxes	R$ 14,692
Net deferred taxes,percentage	28.70%
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Temporary differences	R$ 13,727
Temporary differences, percentage	24.50%
Deferred tax assets Tax loss /social contribution loss Carryforwards	R$ 844
Deferred tax assets Tax loss /social contribution loss Carryforwards, percentage	33.80%
Deferred tax assets	R$ 14,571
Deferred tax assets, percentage	24.90%
Deferred tax liabilities	R$ (354)
Deferred tax liabilities, percentage	4.80%
Net deferred taxes	R$ 14,217
Net deferred taxes,percentage	27.80%
Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Temporary differences	R$ 6,142
Temporary differences, percentage	11.00%
Deferred tax assets Tax loss /social contribution loss Carryforwards	R$ 142
Deferred tax assets Tax loss /social contribution loss Carryforwards, percentage	5.70%
Deferred tax assets	R$ 6,284
Deferred tax assets, percentage	10.70%
Deferred tax liabilities	R$ (560)
Deferred tax liabilities, percentage	7.60%
Net deferred taxes	R$ 5,724
Net deferred taxes,percentage	11.20%
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Temporary differences	R$ 5,794
Temporary differences, percentage	10.30%
Deferred tax assets Tax loss /social contribution loss Carryforwards	R$ 28
Deferred tax assets Tax loss /social contribution loss Carryforwards, percentage	1.10%
Deferred tax assets	R$ 5,822
Deferred tax assets, percentage	9.90%
Deferred tax liabilities	R$ (186)
Deferred tax liabilities, percentage	2.50%
Net deferred taxes	R$ 5,636
Net deferred taxes,percentage	11.00%
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Temporary differences	R$ 6,071
Temporary differences, percentage	10.80%
Deferred tax assets Tax loss /social contribution loss Carryforwards	R$ 6
Deferred tax assets Tax loss /social contribution loss Carryforwards, percentage	0.20%
Deferred tax assets	R$ 6,077
Deferred tax assets, percentage	10.40%
Deferred tax liabilities	R$ (340)
Deferred tax liabilities, percentage	4.60%
Net deferred taxes	R$ 5,737
Net deferred taxes,percentage	11.20%
Later than five years [member]
IfrsStatementLineItems [Line Items]
Temporary differences	R$ 10,665
Temporary differences, percentage	19.10%
Deferred tax assets Tax loss /social contribution loss Carryforwards	R$ 3
Deferred tax assets Tax loss /social contribution loss Carryforwards, percentage	0.20%
Deferred tax assets	R$ 10,668
Deferred tax assets, percentage	18.30%
Deferred tax liabilities	R$ (5,550)
Deferred tax liabilities, percentage	74.90%
Net deferred taxes	R$ 5,118
Net deferred taxes,percentage	10.10%